Document and Entity Information	0 Months Ended
Jun. 11, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 11, 2014
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jun. 11, 2014
Document Effective Date	Jun. 11, 2014
Prospectus Date	Jan. 01, 2014
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares
Risk/Return:
Trading Symbol	MMCMX
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Investor Shares
Risk/Return:
Trading Symbol	MMCIX